Commitments and contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Commitments and contingencies
Note 15—Commitments and contingencies
Contingencies—Regulatory,

Compliance and Legal
Regulatory
As a result of an internal investigation, the Company self-reported to the Securities and Exchange Commission
(SEC) and the Department of Justice (DoJ) in the United States as well as to the Serious Fraud Office (SFO)

in the
United Kingdom concerning certain of its past dealings with

Unaoil and its subsidiaries, including alleged improper
payments made by these entities to third parties. In May

2020, the SFO closed its investigation, which it originally
announced in February 2017, as the case did not meet

the relevant test for prosecution. The Company continues

to
cooperate with the U.S. authorities as requested. At this time,

it is not possible for the Company to make an informed
judgment about the outcome of this matter.
Based on findings during an internal investigation, the

Company self-reported to the SEC and the DoJ, in the
United States, to the Special Investigating Unit (SIU)

and the National Prosecuting Authority (NPA)

in South Africa as
well as to various authorities in other countries potential suspect payments and other compliance concerns in connection
with some of the Company’s

dealings with Eskom and related persons. Many of those

parties have expressed an interest
in, or commenced an investigation into, these matters

and the Company is cooperating fully with them. The Company
paid $ 104

million to Eskom in December 2020 as part of a full and final settlement with Eskom and the Special
Investigating Unit relating to improper payments and

other

compliance issues associated with the Controls and
Instrumentation Contract, and its Variation

Orders for Units 1 and 2 at Kusile. The Company continues

to cooperate
fully with the National Prosecuting Authority in South

Africa as well as other authorities in their review of the

Kusile
project. Although the Company believes that there

could be an unfavorable outcome in one or more of these ongoing reviews,

at this time it is not possible for the Company to

make an informed judgment about the possible financial
impact.
General
The Company is aware of proceedings, or the threat

of proceedings, against it and others in respect of private
claims by customers and other third parties with regard

to certain actual or alleged anticompetitive practices. Also, the
Company is subject to other claims and legal proceedings,

as well as investigations carried out by various law
enforcement authorities. With respect

to the above-mentioned claims, regulatory matters, and

any related proceedings,
the Company will bear the related costs, including

costs necessary to resolve them.
Liabilities recognized
At December 31, 2020 and 2019, the Company had aggregate

liabilities of $
100

million and $
157

million,
respectively, included

in “Other provisions”

and “Other non‑current liabilities”, for the above regulatory,

compliance
and legal contingencies, and none of the individual

liabilities recognized was significant. As it is not possible to make an
informed judgment on, or reasonably predict, the outcome

of certain matters and as it is not possible, based on
information currently available to management, to

estimate the maximum potential liability on other matters, there could be adverse outcomes beyond the amounts accrued.
Guarantees
General
The following table provides quantitative data regarding

the Company’s third‑party guarantees.

The maximum
potential payments represent a “worst‑case scenario”, and

do not reflect management’s

expected outcomes.
December 31,
2020 2019
Maximum potential

($ in millions) payments
(1)
Performance guarantees

6,726 1,860
Financial guarantees

339 10
Indemnification guarantees
(2)
177 64
Total 7,242 1,934
(1)

Maximum potential payments include amounts in both continuing and discontinued operations.
(2)

Certain indemnifications provided to Hitachi in connection with the divestment of Power Grids are without limit.
The carrying amount of liabilities recorded in the Consolidated

Balance Sheets reflects the Company’s

best
estimate of future payments, which it may incur as part

of fulfilling its guarantee obligations. In respect of the above guarantees, the carrying amounts of liabilities at December

31, 2020, amounted to $
135

million, which was included in
discontinued operations, while at December 31, 2019,

balances were not significant.
The Company is party to various guarantees providing

financial or performance assurances to certain third
parties. These guarantees, which have various maturities up

to 2035, mainly consist of performance guarantees whereby
(i) the Company guarantees the performance of a third

party’s product or service according

to the terms of a contract and
(ii) as member of a consortium/joint venture that includes third parties, the Company guarantees not only its own
performance but also the work of third parties. Such guarantees may include guarantees that a project will be completed
within a specified time. If the third party does not fulfill the obligation, the Company will compensate the guaranteed
party in cash or in kind. The original maturity dates for

the majority of these performance guarantees range from
one

to
ten years .
In conjunction with the divestment of the high‑voltage cable and cables accessories businesses, the Company
has entered into various performance guarantees with other

parties with respect to certain liabilities of the divested
business. At December 31, 2020 and 2019, the maximum

potential payable under these guarantees amounts to
$ 994

million and $
898

million, respectively,

and these guarantees have various maturities ranging from
one

to
ten years .
The Company retained obligations for financial, performance

and indemnification guarantees related to the
Power Grids business sold on July 1, 2020 (see Note 3

for details). The performance and financial guarantees
  have been
indemnified by Hitachi at the same proportion of its ownership in Hitachi ABB Power Grids (
80.1

percent). These
guarantees, which have various maturities up to 2035,

primarily consist of bank guarantees, standby letters of credit, business performance guarantees and other trade-related

guarantees, the majority of which have original maturity dates ranging from one

to
ten years
. The maximum amount payable under the guarantees is approximately

$
5.5

billion and the
carrying amounts of liabilities (recorded in discontinued

operations) at December 31, 2020, amounted to $
135

million.
Commercial commitments
In addition, in the normal course of bidding for and executing certain projects, the Company has entered into
standby letters of credit, bid/performance bonds and surety

bonds (collectively “performance bonds”) with various
financial institutions. Customers can draw on such

performance bonds in the event that the Company does not

fulfill its
contractual obligations. The Company would then have

an obligation to reimburse the financial institution for amounts paid under the performance bonds. At December 31,

2020 and 2019, the total outstanding performance bonds
aggregated to $ 4.3

billion and $
6.8

billion, respectively,

of which $
0.3

billion and $
3.7

billion, respectively,

relate to
discontinued operations.

There have been no significant amounts reimbursed to

financial institutions under these types
of arrangements in 2020, 2019 and 2018.
Product and order‑related contingencies
The Company calculates its provision for product

warranties based on historical claims experience and specific review of certain contracts.
The reconciliation of the “Provisions for warranties”, including guarantees of product performance, was as
follows:
($ in millions) 2020 2019 2018
Balance at January 1, 816 948 909
Net change in warranties due to acquisitions, divestments

and
liabilities held for sale
(1)
8 (88) 41
Claims paid in cash or in kind

(209) (310) (307)
Net increase in provision for changes in
estimates, warranties issued and warranties expired

369 276 341
Exchange rate differences

51 (10) (36)
Balance at December 31, 1,035 816 948
Includes adjustments

to the initial

purchase price

allocation recorded

during the measurement

period.
a
During 2018, the Company determined that the provision

for a product warranty related to a divested business
was no longer sufficient to cover expected warranty

costs in the remaining warranty period. Due to an unexpected level
of product failure, the previously estimated product warranty provision was increased by a total of $
92

million during
2018 and further increased by $ 143

million during 2020. In both years, the corresponding increase was included in “Cost
of sales of products”. As these costs relate to a divested

business, in accordance with the definition of the Company’s primary measure of segment performance, Operational

EBITA (see Note 23)

,

the costs have been excluded from this
measure.
The warranty liability has been recorded based on

the information currently available and is subject to change in the future.
Related party transactions
The Company conducts business with certain companies

where members of the Company’s

Board of Directors
or Executive Committee act, or in recent years have acted,

as directors or senior executives. The Company’s

Board of
Directors has determined that the Company’s

business relationships with those companies do not

constitute material
business relationships. This determination was made

in accordance with the Company’s

related party transaction policy
which was prepared based on the Swiss Code of Best Practice

and the independence criteria set forth in the corporate
governance rules of the New York

Stock Exchange.